Leases - Supplemental information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Land use rights, net	¥ 10,808	¥ 11,033
Operating lease right-of-use assets, net (excluding land use rights)	179,945	224,930
Operating lease RoU assets, net	¥ 190,753	¥ 235,963
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Land use rights, net, Operating lease right-of-use assets, net (excluding land use rights)	Land use rights, net, Operating lease right-of-use assets, net (excluding land use rights)
Operating lease liabilities - current	¥ 81,379	¥ 91,230
Operating lease liabilities - non-current	109,096	146,970
Total operating lease liabilities	¥ 190,475	¥ 238,200
Weighted average remaining lease term (in years)
Land use rights	48 years	49 years
Operating leases	2 years 2 months 23 days	3 years 3 months 21 days
Weighted average discount rate (as a percent)
Operating leases	4.24%	4.38%